Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies are presented in Note 2 to the Company’s consolidated financial statements for the fiscal year ended December 29, 2012, filed as part of the Company’s Registration Statements on Form S-4 (Registration Nos. 333-185732 and 333-187667). The following selected accounting policies should be read in conjunction with those discussed in those registration statements.

Use of Estimates — The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and notes thereto. Actual results could differ from these estimates. The most critical estimates used in the preparation of the Company’s consolidated financial statements pertain to the valuation of goodwill, other intangible assets and property and equipment, accounts receivable, vendor consideration, self-insurance programs and income taxes.

Inventories — The Company’s inventories, consisting mainly of food and other foodservice-related products, are primarily considered finished goods. Inventory costs include the purchase price of the product and freight charges to deliver the product to the Company’s warehouses and are net of certain cash or non-cash consideration received from vendors. The Company assesses the need for valuation allowances for slow-moving, excess and obsolete inventories by estimating the net recoverable value of such goods based upon inventory category, inventory age, specifically identified items and overall economic conditions.

The Company records inventories at the lower of cost or market using the last-in, first-out (“LIFO”) method. The base year values of beginning and ending inventories are determined using the inventory price index computation method, which “links” current costs to original costs in the base year when the Company adopted LIFO. At March 30, 2013 and December 29, 2012, the LIFO balance sheet reserves were $138 million and $136 million, respectively. As a result of changes in LIFO reserves, cost of goods sold increased $2 million and decreased $2 million in the 13-weeks ended March 30, 2013 and March 31, 2012, respectively.

Property and Equipment — Property and equipment are stated at depreciated cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to 40 years. Property and equipment under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the remaining terms of the leases or the estimated useful lives of the assets. At March 30, 2013 and December 29, 2012, property and equipment, net included accumulated depreciation of $941 million and $890 million, respectively. Depreciation expense was $57 million and $51 million for the 13-weeks ended March 30, 2013 and March 31, 2012, respectively.

Property and equipment held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. For purposes of evaluating the recoverability of property and equipment, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group. If the future cash flows included in a long-lived asset recoverability test do not exceed the carrying value, the carrying value is compared to the fair value of such asset. If the carrying value exceeds the fair value, an impairment charge is recorded for the excess. The Company also assesses the recoverability of its facilities classified as Assets Held for Sale. If a facility’s carrying value exceeds its fair value, less an estimated cost to sell, an impairment charge is recorded for the excess. Assets Held for Sale are not depreciated.

Impairments are recorded as a component of restructuring and tangible asset impairment charges in the consolidated statements of comprehensive loss and a reduction of the assets’ carrying value in the consolidated balance sheets. See Note 10 — Restructuring and Tangible Asset Impairment Charges for a discussion of the Company’s long-lived asset impairment charges.

Goodwill and Other Intangible Assets — Goodwill and other intangible assets include the cost of the acquired business in excess of the fair value of the net assets recorded in connection with acquisitions. Other intangible assets include customer relationships, brand names and trademarks. As required, we assess goodwill and other intangible assets with indefinite lives for impairment annually, or more frequently, if events occur that indicate an asset may be impaired. For goodwill and indefinite-lived intangible assets, our policy is to assess for impairment at the beginning of each fiscal year’s third quarter. For other intangible assets with finite lives, we assess for impairment only if events occur that indicate that the carrying amount of an asset may not be recoverable. All goodwill is assigned to the consolidated Company as the reporting unit.

Business Acquisitions — The Company accounts for business acquisitions under the acquisition method, in which assets acquired and liabilities assumed are recorded at fair value as of the date of acquisition. The operating results of the acquired companies are included in the Company’s consolidated financial statements from the date of acquisition. Acquisitions, individually and in the aggregate, did not materially affect the Company’s results of operations or financial position for any period presented. The 2012 acquisitions have been or are being integrated into our foodservice distribution network. Certain acquisitions involve contingent consideration in the event certain operating results are achieved over periods of up to two years. As of March 30, 2013 and December 29, 2012, the Company has accrued $6 million of contingent consideration relating to acquisitions.

Revenue Recognition — The Company recognizes revenue from the sale of product upon passage of title and customer acceptance of goods, which generally occurs at delivery. The Company grants certain customers sales incentives, such as rebates or discounts and treats these as a reduction of sales at the time the sale is recognized. Sales taxes invoiced to customers and remitted to governmental authorities are recorded on a net basis and are excluded from net sales.

Cost of Goods Sold — Cost of goods sold includes amounts paid to manufacturers for products sold, net of vendor consideration, plus the cost of transportation necessary to bring the products to the Company’s distribution facilities. Cost of goods sold excludes depreciation and amortization. The amounts presented for cost of goods sold may not be comparable to similar measures disclosed by other companies because not all companies calculate cost of goods sold in the same manner.

Income Taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized.

An uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Uncertain tax positions are recorded at the largest amount that is more likely than not to be sustained. The Company adjusts the amounts recorded for uncertain tax positions when its judgment changes as a result of the evaluation of new information not previously available. These differences are reflected as increases or decreases to income tax expense in the period in which they are determined.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation — The consolidated financial statements include the accounts of US Foods and its 100% owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and notes thereto. Actual results could differ from these estimates. The most critical estimates used in the preparation of the Company’s consolidated financial statements pertain to the valuation of goodwill, other intangible assets and property and equipment, accounts receivable, vendor consideration, self-insurance programs and income taxes.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable — Accounts receivable primarily represent amounts due from customers in the ordinary course of business and are recorded at the invoiced amount and do not bear interest. Receivables are presented net of the allowance for doubtful accounts in the accompanying consolidated balance sheets. The Company evaluates the collectibility of its accounts receivable and determines the appropriate reserve for doubtful accounts based on a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligation, a specific allowance for doubtful accounts is recorded to reduce the receivable to the net amount reasonably expected to be collected. In addition, allowances are recorded for all other receivables based on analysis of historical trends with regards to collections, write-offs and the aging of receivables. The Company utilizes specific criteria to determine uncollectible receivables to be written off, including bankruptcy, accounts referred to outside parties for collection and accounts past due over specified periods. If the financial condition of the Company’s customers were to deteriorate, additional allowances may be required. At December 29, 2012 and December 31, 2011, the allowance for doubtful accounts was $26 million and $35 million, respectively.

Vendor Consideration and Receivables — The Company participates in various rebate and promotional incentives with its suppliers, primarily through purchase-based programs. Consideration earned under these incentives is recorded as a reduction of inventory cost as the Company’s obligations under the programs are fulfilled primarily by the purchase of product. Consideration is typically received in the form of invoice deductions, or less frequently in the form of cash payments. Changes in the estimated amount of incentives earned are treated as changes in estimates and are recognized in the period of change.

Vendor consideration is typically deducted from invoices or collected in cash within 30 days of being earned, if not sooner. Vendor receivables primarily represent the uncollected balance of vendor consideration recognized as income. Due to the process of primarily collecting the consideration by means of a deduction from the invoice paid to the vendor, the Company does not experience significant collectibility issues. The Company evaluates the collectibility of its vendor receivables based on specific vendor information and vendor collection history. At December 29, 2012 and December 31, 2011, the allowance for uncollectible vendor receivables was $4 million and $5 million, respectively.

Inventories — The Company’s inventories, consisting mainly of food and other foodservice-related products, are primarily considered finished goods. Inventory costs include the purchase price of the product and freight charges to deliver the product to the Company’s warehouses and are net of certain cash or non-cash consideration received from vendors (see “Vendor Consideration and Receivables”). The Company assesses the need for valuation allowances for slow-moving, excess and obsolete inventories by estimating the net recoverable value of such goods based upon inventory category, inventory age, specifically identified items and overall economic conditions.

The Company records inventories at the lower of cost or market using the last-in, first-out (“LIFO”) method. The base year values of beginning and ending inventories are determined using the inventory price index computation method, which “links” current costs to original costs in the base year when the Company adopted LIFO. At December 29, 2012 and December 31, 2011, the LIFO balance sheet reserves were $136 million and $123 million, respectively. As a result of changes in LIFO reserves, cost of goods sold increased $13 million, $59 million and $30 million for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, respectively.

Property and Equipment — Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to 40 years. Property and equipment under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the remaining terms of the leases or the estimated useful lives of the assets.

Routine maintenance and repairs are charged to expense as incurred. Applicable interest charges incurred during the construction of new facilities or development of software for internal use are capitalized as one of the elements of cost and are amortized over the useful life of the assets.

Property and equipment held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. For purposes of evaluating the recoverability of property and equipment, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group. If the future cash flows included in a long-lived asset recoverability test do not exceed the carrying value, the carrying value is compared to the fair value of such asset. If the carrying value exceeds the fair value, an impairment charge is recorded for the excess. The Company also assesses the recoverability of its facilities classified as Assets Held for Sale. If a facility’s carrying value exceeds its fair value, less an estimated cost to sell, an impairment charge is recorded for the excess. Assets Held for Sale are not depreciated.

Impairments are recorded as a component of restructuring and tangible asset impairment charges in the consolidated statements of comprehensive loss and a reduction of the assets’ carrying value in the consolidated balance sheets. See Note 13 — Restructuring and Tangible Asset Impairment Charges for a discussion of the Company’s long-lived asset impairment charges.

Goodwill and Other Intangible Assets — Goodwill and other intangible assets include the cost of the acquired business in excess of the fair value of the net assets recorded in connection with acquisitions. Other intangible assets include customer relationships, brand names and trademarks. As required, we assess goodwill and other intangible assets with indefinite lives for impairment annually, or more frequently, if events occur that indicate an asset may be impaired. For goodwill and indefinite-lived intangible assets, our policy is to assess for impairment at the beginning of each fiscal year’s third quarter. For other intangible assets with finite lives, we assess for impairment only if events occur that indicate that the carrying amount of an asset may not be recoverable. All goodwill is assigned to the consolidated Company as the reporting unit.

The Company adopted the guidance in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment, for our fiscal year 2012 goodwill impairment assessment. The amendments in this ASU allow entities the option to first perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. Under this ASU, if an entity concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the entity is required to perform the two-step impairment test for the reporting unit. The revised guidance also allows an entity, at its election, to bypass the qualitative assessment and proceed directly to step one of the two-step impairment analysis where a fair value calculation is performed. Under both the qualitative assessment and the two-step quantitative impairment test, the Company is required to evaluate events and circumstances that may affect the performance of its reporting unit and the extent to which the events and circumstances may impact the future cash flows of its reporting unit to determine whether its fair value exceeds its carrying value. The qualitative factors we evaluated included macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and outlook, as well as company specific events.

Our fair value estimates of the brand name and trademark intangible assets are based on a discounted cash flow analysis. Due to the many variables inherent in estimating fair value and the relative size of the recorded indefinite-lived intangible assets, differences in assumptions may have a material effect on the results of our impairment analysis. See Note 9 — Goodwill and Other Intangibles for information on the balances carried in the consolidated balance sheets and a discussion of the Company’s impairment testing.

Self-Insurance Programs — The Company accrues estimated liability amounts for claims covering general liability, fleet liability, workers’ compensation and group medical insurance programs. The amounts in excess of certain levels are fully insured. The Company accrues its estimated liability for the self-insured medical insurance program, including an estimate for incurred but not reported claims, based on known claims and past claims history. The Company accrues an estimated liability for the general liability, fleet liability and workers’ compensation programs based on an assessment of exposure related to known claims and incurred but not reported claims, as applicable. The inherent uncertainty of future loss projections could cause actual claims to differ from our estimates. These accruals are included in accrued expenses and other long-term liabilities in the consolidated balance sheets.

Share-Based Compensation — Certain employees participate in the 2007 Stock Incentive Plan for Key Employees of USF Holding Corp. and its Affiliates, or the “Stock Incentive Plan,” which allows purchases of shares of USF Holding Corp., grants of restricted shares of USF Holding Corp. and grants of options exercisable in USF Holding Corp. shares. The Company measures compensation expense for share-based option awards at fair value at the date of grant and recognizes compensation expense over the service period for share-based awards expected to vest.

Business Acquisitions — The Company accounts for business acquisitions under the purchase method, in which assets acquired and liabilities assumed are recorded at fair value as of the date of acquisition. The operating results of the acquired companies are included in the Company’s consolidated financial statements from the date of acquisition.

Revenue Recognition — The Company recognizes revenue from the sale of product upon passage of title and customer acceptance of goods, which generally occurs at delivery. The Company grants certain customers sales incentives, such as rebates or discounts and treats these as a reduction of sales at the time the sale is recognized. Sales taxes invoiced to customers and remitted to governmental authorities are recorded on a net basis and are excluded from net sales.

Cost of Goods Sold — Cost of goods sold includes amounts paid to manufacturers for products sold, net of vendor consideration, plus the cost of transportation necessary to bring the products to the Company’s distribution facilities. Cost of goods sold excludes depreciation and amortization. The amounts presented for cost of goods sold may not be comparable to similar measures disclosed by other companies because not all calculate cost of goods sold in the same manner.

Shipping and Handling Costs — Shipping and handling costs, which include costs relating to the selection of products and their delivery to customers, are recorded as a component of distribution, selling and administrative costs in the consolidated statements of comprehensive loss. Shipping and handling costs were $1.5 billion, $1.4 billion and $1.3 billion for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, respectively.

Income Taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized.

An uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Uncertain tax positions are recorded at the largest amount that is more likely than not to be sustained. The Company adjusts the amounts recorded for uncertain tax positions when its judgment changes as a result of the evaluation of new information not previously available. These differences are reflected as increases or decreases to income tax expense in the period in which they are determined.

Derivative Financial Instruments — The Company utilizes derivative financial instruments to manage its exposure to movements on certain variable-rate loan obligations. The Company does not use financial instruments or derivatives for trading or other speculative purposes. The Company records its interest rate derivatives in its consolidated balance sheets at fair value.

The Company’s interest rate swap derivatives are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the income effect of the hedged forecasted transactions in a cash flow hedge. The effective portions of changes in the fair value of the Company’s interest rate swap derivative financial instruments are initially reported in other comprehensive loss and the related other asset or other liability and subsequently reclassified to income when the hedged interest affects income.

Any ineffective portion of changes in the fair value of the Company’s interest rate swap derivatives are recognized directly in income. Amounts reported in accumulated other comprehensive loss related to the Company’s interest rate swap derivatives are reclassified to interest expense as interest payments are made on the Company’s variable rate debt.

In the normal course of business, the Company enters into forward purchase agreements for the procurement of fuel, electricity and product commodities related to its business. These agreements often meet the definition of a derivative. However, in such cases, the Company has elected to apply the normal purchase and sale exemption available under derivatives accounting literature and these agreements are not recorded at fair value.

Concentration Risks — Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash equivalents and accounts receivable. The Company’s cash equivalents are invested primarily in money market funds at major financial institutions. Credit risk related to accounts receivable is dispersed across a larger number of customers located throughout the United States. The Company attempts to reduce credit risk through its initial and ongoing credit evaluation of its customer’s financial condition. There were no receivables from any one customer representing more than 5% of the Company’s consolidated gross accounts receivable at December 29, 2012 and December 31, 2011.